Annual Operating Expenses {- Fidelity Mid Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds PRO-12 - Fidelity Mid Cap Index Fund - Fidelity Mid Cap Index Fund	Jun. 29, 2021
Operating Expenses:
Management fee	0.025%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.025%